SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating lease right-of-use assets	$ 691,970	$ 770,402
Operating lease right-of-use assets, accumulated amortization	(258,689)	(74,831)
Operating lease right-of-use assets, net	433,281	695,571
Operating lease liabilities, current	345,932	336,046
Operating lease liabilities, non-current	9,189	351,856
Total operating lease liabilities	$ 355,121	687,902
Gamehaus Inc [Member]
Operating lease right-of-use assets		770,402	$ 1,011,038
Operating lease right-of-use assets, accumulated amortization		(74,831)	(608,615)
Operating lease right-of-use assets, net		695,571	402,423
Operating lease liabilities, current		336,046	387,118
Operating lease liabilities, non-current		351,856	12,174
Total operating lease liabilities		$ 687,902	$ 399,292